                                        UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM N-PX

      ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                     811-5867

Exact name of registrant as specified in charter:       Oppenheimer Multi-State
                                                        Municipal Trust

Address of principal executive offices:                 6803 South Tucson Way
                                                        Centennial, CO 80112

Name and address of agent for service:                  Two World Financial Center
                                                        225 Liberty Street
                                                        New York, NY 10281-1008

Registrant's telephone number, including area code:     303.768.3200

Date of fiscal year end:                                7/31

Date of reporting period:                               07/01/2004-06/30/2005

Item 1.           Proxy Voting Record - Oppenheimer New Jersey Municipal Fund, Oppenheimer
Pennsylvania Municipal Fund and Rochester National Municipals, each a series of the Registrant,  held no voting securities during the period covered by this report.  No records are attached.

                                         SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                 Oppenheimer Multi-State Municipal   Trust, on behalf of
                              Oppenheimer New Jersey Municipal Fund, Oppenheimer
                              Pennsylvania Municipal Fund and Rochester National
                              Municipals

By (Signature and Title)*:    /s/ John V. Murphy
                              ------------------
                              John V. Murphy, President

Date:                         08/23/2005

*By:  /s/ Randy Legg
      --------------
      Randy Legg, Attorney in Fact